UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2006

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2006

Investments	Shares (000)	Value

LONG-TERM INVESTMENTS 97.90%

COMMON STOCKS 5.32%

Aerospace/Defense 0.13%
EDO Corp.	350	$10,797,500

Agriculture 0.13%
Archer Daniels Midland Co.	300	10,095,000

Banking 0.21%
Wachovia Corp.	300	16,815,000

Beverage 0.22%
PepsiCo, Inc.	300	17,337,000

Chemicals 0.41%
Lyondell Chemical Co.	325	6,467,500
Praxair, Inc.	400	22,060,000
Texas Petrochemical, Inc.*	171	3,973,564
Total		32,501,064

Computer Hardware 0.10%
Sun Microsystems, Inc.*	1,500	7,695,000

Diversified Capital Goods 0.51%
3M Co.	300	22,707,000
Tyco Int’l. Ltd.(b)	658	17,697,228
Total		40,404,228

Electric: Integrated 0.59%
NiSource Inc.	500	10,110,000
Northeast Utilities	1,000	19,530,000
TECO Energy, Inc.	1,100	17,732,000
Total		47,372,000

Electronics 0.35%
Emerson Electric Co.	300	25,089,000
Mentor Graphics Corp.*	250	2,762,500
Total		27,851,500

See Notes to Schedule of Investments.

Investments	Shares (000)	Value

Energy: Exploration & Production 0.36%
Devon Energy Corp.	325	$19,880,250
Exxon Mobil Corp.	150	9,129,000
Total		29,009,250

Food: Wholesale 0.33%
ConAgra Foods, Inc.	400	8,584,000
Kellogg Co.	400	17,616,000
Total		26,200,000

Forestry/Paper 0.17%
International Paper Co.	400	13,828,000

Integrated Energy 0.14%
Chevron Corp.	200	11,594,000

Media: Broadcast 0.09%
Clear Channel Communications, Inc.	250	7,252,500

Non-Electric Utilities 0.16%
National Fuel Gas Co.	300	9,816,000
SEMCO Energy, Inc.*	489	2,707,847
Total		12,523,847

Pharmaceuticals 0.57%
Amgen Inc.*	175	12,731,250
Merck & Co., Inc.	375	13,211,250
Mylan Laboratories, Inc.	400	9,360,000
Pfizer, Inc.	400	9,968,000
Total		45,270,500

Restaurants 0.13%
McDonald’s Corp.	300	10,308,000

Software/Services 0.17%
Automatic Data Processing, Inc.	150	6,852,000
BEA Systems, Inc.*	525	6,893,250
Total		13,745,250

Support Services 0.06%
CRA Int’l., Inc.*	100	4,926,000

See Notes to Schedule of Investments.

Investments	Shares (000)	Value

Telecom: Integrated/Services 0.33%
Qwest Communications Int’l., Inc.*	2,150	$14,619,986
Verizon Communications, Inc.	350	11,921,000
Total		26,540,986

Telecommunications Equipment 0.16%
Avaya Inc.*	750	8,475,000
Comverse Technology, Inc.*	200	4,706,000
Total		13,181,000
Total Common Stocks (cost $375,505,806)		425,247,625

	Interest	Maturity	Principal Amount
	Rate	Date	(000)

CONVERTIBLE NOTES & BONDS 10.89%

Aerospace/Defense 1.04%
Alliant Techsystems, Inc.^	2.75%	2/15/2024	$15,000	16,106,250
EDO Corp.^	4.00%	11/15/2025	15,000	16,537,500
L-3 Communications Corp.	3.00%	8/1/2035	15,000	15,487,500
Lockheed Martin Corp.^	4.499%#	8/15/2033	30,000	34,863,000
Total				82,994,250

Brokerage 0.18%
Morgan Stanley+	1.00%	3/30/2012	14,000	14,385,000

Building & Construction 0.51%
Fluor Corp.	1.50%	2/15/2024	26,000	40,852,500

Computer Hardware 0.22%
Intel Corp.+^	2.95%	12/15/2035	20,000	17,250,000

Electronics 0.57%
Cypress Semiconductor Corp.	1.25%	6/15/2008	12,500	15,656,250
Flir Systems, Inc.^	3.00%	6/1/2023	12,500	17,921,875
RF Micro Devices, Inc.^	1.50%	7/1/2010	10,000	12,412,500
Total				45,990,625

Gaming 0.33%
International Game Technology	Zero Coupon	1/29/2033	35,000	26,381,250

Health Services 1.29%
Advanced Medical Optics, Inc.	2.50%	7/15/2024	15,000	16,331,250

See Notes to Schedule of Investments.

	Interest	Maturity	Principal Amount
Investments	Rate	Date	(000)	Value

Apogent Technologies Inc.	3.66%#	12/15/2033	$10,000	$13,025,000
Fisher Scientific Int’l., Inc.^	2.50%	10/1/2023	5,000	7,612,500
Fisher Scientific Int’l., Inc.^	3.25%	3/1/2024	15,000	16,181,250
Invitrogen Corp.	1.50%	2/15/2024	20,000	17,500,000
Invitrogen Corp.^	3.25%	6/15/2025	7,500	7,293,750
Manor Care, Inc.^	2.125%#	8/1/2035	11,500	12,520,625
SFBC Int’l., Inc.^	2.25%	8/15/2024	14,500	12,923,125
Total				103,387,500

Hotels 0.26%
Hilton Hotels Corp.^	3.375%	4/15/2023	17,000	20,718,750

Household & Leisure Products 0.12%
Costco Cos., Inc.^	Zero Coupon	8/19/2017	7,500	9,262,500

Investments & Miscellaneous Financial Services 0.67%
American Express Co.^	1.85%	12/1/2033	20,000	20,825,000
Lehman Brothers Holdings, Inc.	0.25%	12/8/2012	20,000	20,500,000
Lehman Brothers Holdings, Inc.	0.25%	7/7/2011	11,000	12,210,000
Total				53,535,000

Media: Broadcast 0.32%
Sinclair Broadcast Group, Inc.^	4.875%#	7/15/2018	10,000	8,837,500
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	18,970	16,764,738
Total				25,602,238

Media: Diversified 0.89%
Liberty Media Corp.	3.25%	3/15/2031	45,000	33,862,500
Mediacom Communications Corp.^	5.25%	7/1/2006	4,600	4,600,000
Walt Disney Co. (The)^	2.125%	4/15/2023	30,000	32,362,500
Total				70,825,000

Oil Field Equipment & Services 0.66%
Hanover Compressor Co.	4.75%	1/15/2014	10,000	13,775,000
Schlumberger Ltd.^(b)	1.50%	6/1/2023	22,000	38,830,000
Total				52,605,000

See Notes to Schedule of Investments.

	Interest	Maturity	Principal Amount
Investments	Rate	Date	(000)	Value

Pharmaceuticals 1.62%
Celgene Corp.^	1.75%	6/1/2008	$10,000	$36,712,500
CV Therapeutics, Inc.^	3.25%	8/16/2013	15,000	15,993,750
MGI PHARMA, Inc.^	1.682%	3/2/2024	25,000	15,625,000
Teva Pharmaceutical Finance B.V.(b)	0.375%	11/15/2022	20,000	38,400,000
Watson Pharmaceuticals, Inc.^	1.75%	3/15/2023	25,000	23,125,000
Total				129,856,250

Software/Services 1.17%
Cadence Design Systems, Inc.	Zero Coupon	8/15/2023	20,000	24,500,000
DST Systems, Inc.	4.125%	8/15/2023	27,000	34,762,500
EMC Corp.	4.50%	4/1/2007	20,000	20,700,000
Manugistics Group, Inc.	5.00%	11/1/2007	15,000	14,081,250
Total				94,043,750

Support: Services 0.26%
Charles River Assoc., Inc.	2.875%	6/15/2034	15,000	21,206,250

Telecommunications 0.15%
Liberty Media Corp. Class A	3.50%	1/15/2031	12,000	12,180,000

Telecommunications: Wireless 0.13%
Nextel Communications, Inc.	5.25%	1/15/2010	10,000	10,050,000

Telecommunications Equipment 0.35%
LSI Logic Corp.^	4.00%	5/15/2010	25,000	28,000,000

Theaters & Entertainment 0.15%
Lions Gate Entertainment Corp.^(b)	3.625%	3/15/2025	13,055	12,271,700
Total Convertible Notes & Bonds (cost $794,236,226)				871,397,563

		Shares (000)

CONVERTIBLE PREFERRED STOCKS 3.01%

Agency 0.12%
Federal National Mortgage Assoc.	5.375%	—	(d)	9,606,775

Automotive 0.07%
Ford Motor Co. Capital Trust II	6.50%	175		5,258,750

See Notes to Schedule of Investments.

	Interest	Shares
Investments	Rate	(000)	Value

Banking 0.32%
Marshall & Ilsley Corp.	6.50%	950	$25,184,500

Beverage 0.14%
Constellation Brands, Inc.	5.75%	300	11,259,000

Electric: Generation 0.42%
NRG Energy, Inc.	5.75%	60	14,396,625
PNM Resources, Inc.	6.75%	400	19,420,000
Total			33,816,625

Food & Drug Retailers 0.09%
Albertson’s, Inc.	7.25%	300	7,530,000

Gas Distribution 0.20%
El Paso Corp.	4.99%	15	16,258,125

Integrated Energy 0.46%
Williams Cos., Inc. (The)	5.50%	360	36,450,000

Investment & Misc. Financial Services 0.13%
Morgan Stanley +	7.60%	144	10,449,518

Life Insurance 0.32%
MetLife, Inc.	6.375%	960	25,756,800

Pharmaceuticals 0.38%
Schering-Plough Corp.	6.00%	600	30,468,000

Property & Causality Insurance 0.06%
XL Capital Ltd. Class A(b)	6.50%	200	4,436,000

Printing & Publishing 0.30%
Interpublic Group of Cos. Inc. (The) Series A	5.375%	650	24,212,500
Total Convertible Preferred Stocks (cost $243,578,164)			240,686,593

		Maturity	Principal Amount
		Date	(000)

GOVERNMENT SPONSORED ENTERPRISES NOTES 1.72%

Federal Home Loan Mortgage Corp.	5.75%	4/15/2008	$60,000	60,763,200
Federal National Mortgage Assoc.	6.625%	10/15/2007	75,000	76,684,950
Total Government Sponsored Enterprises Notes (cost $139,454,155)				137,448,150

See Notes to Schedule of Investments.

	Interest	Maturity	Principal Amount
Investments	Rate	Date	(000)	Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.97%
Federal National Mortgage Assoc.	5.50%	2/1/2033	$39,543	$38,705,022
Federal National Mortgage Assoc.	5.50%	7/1/2033	46,895	45,881,574
Federal National Mortgage Assoc.	5.50%	10/1/2033	14,430	14,118,532
Federal National Mortgage Assoc.	6.00%	10/1/2033	6,783	6,788,780
Federal National Mortgage Assoc.	6.00%	1/1/2034	19,534	19,550,832
Federal National Mortgage Assoc.	6.00%	2/1/2034	36,168	36,198,984
Federal National Mortgage Assoc.	6.00%	8/1/2034	25,643	25,665,232
Federal National Mortgage Assoc.	6.00%	11/1/2034	57,339	57,380,581
Federal National Mortgage Assoc.	6.00%	2/1/2035	26,618	26,637,665
Federal National Mortgage Assoc.	6.00%	4/1/2035	22,920	22,936,618
Federal National Mortgage Assoc.	6.00%	12/1/2035	24,496	24,512,693
Federal National Mortgage Assoc.	6.00%	1/1/2036	23,917	23,924,970
Federal National Mortgage Assoc.	6.00%	3/1/2036	25,000	25,016,680
Federal National Mortgage Assoc.	6.00%	4/1/2036	100,000	100,031,250
Federal National Mortgage Assoc.	6.50%	9/1/2035	38,898	39,701,164
Federal National Mortgage Assoc.	6.50%	10/1/2035	3,708	3,784,276
Federal National Mortgage Assoc.	6.50%	12/1/2035	38,981	39,785,699
Federal National Mortgage Assoc.	7.00%	3/1/2032	5,095	5,249,741
Government National Mortgage Assoc.	8.00%	3/15/2032	1,692	1,809,707
Total Government Sponsored Enterprises Pass-Throughs (cost $566,308,522)				557,680,000

HIGH YIELD CORPORATE NOTES & BONDS 66.42%

Aerospace/Defense 1.13%
Armor Holdings, Inc.	8.25%	8/15/2013	10,000	10,775,000
DRS Technologies, Inc.^	6.875%	11/1/2013	30,000	30,150,000
Esterline Technologies Corp.	7.75%	6/15/2013	16,000	16,520,000
L-3 Communications Corp.	6.125%	1/15/2014	14,000	13,685,000
L-3 Communications Corp.	6.375%	10/15/2015	11,850	11,731,500
Moog Inc. Class A	6.25%	1/15/2015	8,000	7,920,000
Total				90,781,500

Apparel/Textiles 0.58%
INVISTA+	9.25%	5/1/2012	25,000	26,875,000
Quiksilver, Inc.^	6.875%	4/15/2015	20,000	19,550,000
Total				46,425,000

Auto Loans 2.48%
Ford Motor Credit Co.^	7.25%	10/25/2011	35,000	31,928,330

See Notes to Schedule of Investments.

	Interest	Maturity		Principal Amount
Investments	Rate	Date		(000)	Value

Ford Motor Credit Co.^	7.375%	10/28/2009		$35,000	$32,929,715
General Motors Acceptance Corp.^	6.75%	12/1/2014		12,590	11,351,471
General Motors Acceptance Corp.	7.25%	3/2/2011		128,500	122,396,250
Total					198,605,766

Auto Parts & Equipment 1.02%
Accuride Corp.^	8.50%	2/1/2015		10,050	10,012,312
Cooper-Standard Automotive Inc.	8.375%	12/15/2014		20,000	15,700,000
Cummins, Inc.^	9.50%	12/1/2010		16,650	17,857,125
Stanadyne Corp.**	0.00%/12.00%	8/15/2009 & 2/15/2015		15,000	7,912,500
Stanadyne Corp.	10.00%	8/15/2014		10,000	9,625,000
Tenneco Inc.^	8.625%	11/15/2014		20,000	20,100,000
Total					81,206,937

Automotive 0.22%
General Motors Corp.^	7.20%	1/15/2011		22,375	17,564,375
Venture Holdings Co. LLC	9.50%	7/1/2005(h	)	10,000	37,500
Total					17,601,875

Banking 0.70%
Regions Financial Corp.	4.50%	8/8/2008		25,000	24,555,275
Regions Financial Corp.	7.00%	3/1/2011		11,500	12,305,908
Wells Fargo & Co.	5.35%	5/6/2018		20,000	19,409,940
Total					56,271,123

Building & Construction 0.57%
Beazer Homes USA, Inc.	6.50%	11/15/2013		10,000	9,475,000
Beazer Homes USA, Inc.^	8.375%	4/15/2012		10,000	10,437,500
Standard Pacific Corp.^	7.00%	8/15/2015		16,600	15,438,000
William Lyon Homes, Inc.	10.75%	4/1/2013		10,000	10,125,000
Total					45,475,500

Building Materials 0.56%
American Standard Cos., Inc.	8.25%	6/1/2009		15,000	16,040,340
Builders FirstSource, Inc.	8.999%#	2/15/2012		17,400	17,922,000
Jacuzzi Brands, Inc.	9.625%	7/1/2010		10,000	10,775,000
Total					44,737,340

See Notes to Schedule of Investments.

	Interest	Maturity	Principal Amount
Investments	Rate	Date	(000)	Value

Chemicals 3.10%
Airgas, Inc.	6.25%	7/15/2014	$10,000	$9,900,000
Crompton Corp.	9.875%	8/1/2012	29,000	32,770,000
Equistar Chemicals, L.P.	7.55%	2/15/2026	26,000	23,530,000
Hercules, Inc.	6.75%	10/15/2029	25,000	24,625,000
Huntsman LLC^	11.50%	7/15/2012	5,181	5,984,055
IMC Global, Inc.	11.25%	6/1/2011	35,000	37,406,250
Ineos Group Holdings plc+(a)(b)	7.875%	2/15/2016	10,000	11,724,644
Ineos Group Holdings plc+(b)	8.50%	2/15/2016	11,175	10,672,125
Lyondell Chemical Co.	9.625%	5/1/2007	9,100	9,441,250
Nalco Co.^	8.875%	11/15/2013	12,000	12,540,000
NOVA Chemicals Corp.^(b)	6.50%	1/15/2012	12,000	11,220,000
Rhodia S.A.^(b)	8.875%	6/1/2011	21,031	21,767,085
Rockwood Specialties Group, Inc.^	7.50%	11/15/2014	18,250	18,432,500
Rockwood Specialties Group, Inc.	10.625%	5/15/2011	2,916	3,214,890
Terra Capital, Inc.	11.50%	6/1/2010	13,000	14,430,000
Total				247,657,799

Consumer Products 1.09%
Elizabeth Arden, Inc.	7.75%	1/15/2014	25,000	25,750,000
Playtex Products, Inc.	9.375%	6/1/2011	17,000	17,850,000
Rayovac Corp.^	8.50%	10/1/2013	32,750	30,457,500
Spectrum Brands, Inc.^	7.375%	2/1/2015	15,000	13,125,000
Total				87,182,500

Diversified Capital Goods 0.69%
J.B. Poindexter & Co., Inc.	8.75%	3/15/2014	5,320	4,256,000
Park-Ohio Industries, Inc.^	8.375%	11/15/2014	10,700	10,138,250
Sensus Metering Systems, Inc.	8.625%	12/15/2013	21,000	20,475,000
Trinity Industries, Inc.^	6.50%	3/15/2014	20,000	20,100,000
Total				54,969,250

Electric: Generation 2.34%
AES Corp. (The)	9.50%	6/1/2009	10,000	10,825,000
Dynegy Holdings Inc.^	6.875%	4/1/2011	22,000	21,340,000
Dynegy Holdings Inc.+(f)	8.375%	5/1/2016	18,400	18,400,000
Dynegy Holdings Inc.+	10.125%	7/15/2013	40,000	45,878,000
Mission Energy Holding Co.	13.50%	7/15/2008	16,000	18,440,000

See Notes to Schedule of Investments.

	Interest	Maturity	Principal Amount
Investments	Rate	Date	(000)	Value

NRG Energy, Inc.^	7.25%	2/1/2014	$10,000	$10,187,500
NRG Energy, Inc.^	7.375%	2/1/2016	8,050	8,241,187
Reliant Resources, Inc.^	6.75%	12/15/2014	17,500	15,531,250
Reliant Resources, Inc.^	9.50%	7/15/2013	38,200	38,438,750
Total				187,281,687

Electric: Integrated 1.75%
Duke Energy Corp.^	5.375%	1/1/2009	12,000	11,946,216
Midwest Generation, LLC^	8.75%	5/1/2034	25,000	27,187,500
Mirant North America LLC+^	7.375%	12/31/2013	13,225	13,555,625
Nevada Power Co.	5.875%	1/15/2015	15,000	14,794,755
PG&E Corp.	4.80%	3/1/2014	10,000	9,471,450
PPL Energy Supply LLC	6.40%	11/1/2011	12,000	12,412,332
PSEG Energy Holdings, Inc.^	8.50%	6/15/2011	22,500	24,356,250
PSEG Energy Holdings, Inc.	8.625%	2/15/2008	15,000	15,712,500
TECO Energy, Inc.^	7.50%	6/15/2010	10,000	10,575,000
Total				140,011,628

Electronics 0.78%
Avago Technologies, Inc.+(b)	10.125%	12/1/2013	7,000	7,551,250
Communications & Power Industries, Inc.	8.00%	2/1/2012	9,675	9,916,875
Corning, Inc.	8.30%	4/4/2025	15,000	15,472,260
Freescale Semiconductor, Inc.^	7.125%	7/15/2014	16,000	16,680,000
SBA Communications Corp.**	0.00%/9.75%	12/15/2007 & 2011	13,041	12,519,360
Total				62,139,745

Energy: Exploration & Production 3.59%
Chesapeake Energy Corp.	6.25%	1/15/2018	50,000	49,125,000
Chesapeake Energy Corp.^	6.50%	8/15/2017	14,000	13,895,000
Chesapeake Energy Corp.^	7.00%	8/15/2014	25,750	26,458,125
Clayton Williams Energy, Inc.	7.75%	8/1/2013	6,825	6,449,625
El Paso Production Holding Co.	7.75%	6/1/2013	35,000	36,443,750
Energy Partners, Ltd.	8.75%	8/1/2010	15,000	15,412,500
Forest Oil Corp.^	7.75%	5/1/2014	7,000	7,262,500
Forest Oil Corp.^	8.00%	6/15/2008	15,000	15,637,500
Houston Exploration Co.^	7.00%	6/15/2013	25,095	24,467,625
KCS Energy Services, Inc.	7.125%	4/1/2012	25,000	24,937,500
Kerr-McGee Corp.^	6.95%	7/1/2024	15,000	15,334,320
Magnum Hunter Resources Corp.	9.60%	3/15/2012	4,500	4,848,750

See Notes to Schedule of Investments.

	Interest	Maturity	Principal Amount
Investments	Rate	Date	(000)	Value

Pogo Producing Co.^	6.625%	3/15/2015	$16,500	$16,335,000
Quicksilver Resources Inc.^	7.125%	4/1/2016	6,500	6,451,250
Range Resources Corp.^	7.375%	7/15/2013	22,925	23,842,000
Total				286,900,445

Environmental 0.98%
Allied Waste North America, Inc.^	5.75%	2/15/2011	15,000	14,362,500
Allied Waste North America, Inc.^	6.125%	2/15/2014	35,000	33,425,000
Allied Waste North America, Inc.^	7.25%	3/15/2015	29,800	30,545,000
Total				78,332,500

Food & Drug Retailers 1.61%
Ingles Markets, Inc.^	8.875%	12/1/2011	25,000	26,250,000
Jean Coutu Group (PJC) Inc. (The)(b)	8.50%	8/1/2014	12,900	11,900,250
Rite Aid Corp.	6.875%	8/15/2013	34,000	29,920,000
Rite Aid Corp.	8.125%	5/1/2010	35,150	36,072,687
Stater Bros. Holdings, Inc.^	8.125%	6/15/2012	25,000	25,093,750
Total				129,236,687

Food: Wholesale 1.08%
American Seafood Holdings LLC	10.125%	4/15/2010	10,000	10,506,300
Chiquita Brands Int’l., Inc.^	7.50%	11/1/2014	25,000	22,000,000
Corn Products Int’l., Inc.	8.25%	7/15/2007	15,000	15,455,850
Dole Food Co.^	8.75%	7/15/2013	22,500	22,218,750
Land O’Lakes, Inc.	9.00%	12/15/2010	15,000	16,050,000
Total				86,230,900

Forestry/Paper 3.28%
Abitibi-Consolidated, Inc.^(b)	8.55%	8/1/2010	23,606	23,842,060
Ainsworth Lumber Co. Ltd.(b)	7.25%	10/1/2012	19,470	17,717,700
Boise Cascade, LLC^	7.125%	10/15/2014	10,000	9,675,000
Bowater, Inc.	6.50%	6/15/2013	25,000	23,437,500
Buckeye Technologies, Inc.	8.00%	10/15/2010	21,000	20,370,000
Domtar, Inc.(b)	7.875%	10/15/2011	17,500	16,668,750
JSG Funding plc(b)	7.75%	4/1/2015	18,000	17,010,000
JSG Funding plc(b)	9.625%	10/1/2012	14,500	15,406,250
JSG Holding plc PIK+ (a)(b)	11.50%	10/1/2015	11,401	14,109,862
Newark Group, Inc. (The)	9.75%	3/15/2014	10,000	9,150,000
Norske Skog Canada Ltd.^(b)	7.375%	3/1/2014	18,925	17,978,750

See Notes to Schedule of Investments.

	Interest	Maturity	Principal Amount
Investments	Rate	Date	(000)	Value

Smurfit Kappa Group^	7.50%	6/1/2013	$20,000	$18,900,000
Smurfit Kappa Group^	8.25%	10/1/2012	10,000	9,862,500
Smurfit-Stone Container Corp.^	8.375%	7/1/2012	15,000	14,850,000
Smurfit-Stone Container Corp.^	9.75%	2/1/2011	20,000	20,650,000
Tembec Industries, Inc.(b)	7.75%	3/15/2012	5,000	2,850,000
Tembec Industries, Inc.(b)	8.625%	6/30/2009	15,825	9,613,688
Total				262,092,060

Gaming 5.10%
Aztar Corp.	7.875%	6/15/2014	10,000	10,875,000
Boyd Gaming Corp.^	7.125%	2/1/2016	6,500	6,621,875
Boyd Gaming Corp.^	8.75%	4/15/2012	8,650	9,277,125
Hard Rock Hotel, Inc.	8.875%	6/1/2013	32,000	34,960,000
Harrah’s Operating Co., Inc.^	5.375%	12/15/2013	10,000	9,548,480
Harrah’s Operating Co., Inc.^	7.50%	1/15/2009	25,000	26,167,250
Isle of Capri Casinos, Inc.^	7.00%	3/1/2014	35,550	35,283,375
Isle of Capri Casinos, Inc.^	9.00%	3/15/2012	15,000	15,993,750
Las Vegas Sands Corp.^	6.375%	2/15/2015	35,000	33,775,000
Mandalay Resort Group^	9.375%	2/15/2010	20,000	21,800,000
MGM Mirage, Inc.^	6.75%	9/1/2012	32,000	32,120,000
Park Place Entertainment Corp.^	8.125%	5/15/2011	15,000	16,387,500
Park Place Entertainment Corp.	9.375%	2/15/2007	23,500	24,293,125
Penn National Gaming, Inc.^	6.875%	12/1/2011	14,000	14,315,000
Premier Entertainment Biloxi LLC	10.75%	2/1/2012	10,000	9,600,000
River Rock Entertainment Authority^	9.75%	11/1/2011	15,700	17,034,500
Scientific Games Corp.	6.25%	12/15/2012	10,000	9,837,500
Seneca Gaming Corp.^	7.25%	5/1/2012	6,900	7,003,500
Station Casinos, Inc.^	6.50%	2/1/2014	30,500	30,309,375
Turning Stone Casino Resort+	9.125%	12/15/2010	12,800	13,376,000
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.^	6.625%	12/1/2014	30,000	29,287,500
Total				407,865,855

See Notes to Schedule of Investments.

	Interest	Maturity	Principal Amount
Investments	Rate	Date	(000)	Value

Gas Distribution 2.74%
El Paso Corp.^	7.00%	5/15/2011	$72,500	$73,134,375
El Paso Corp.^	7.75%	1/15/2032	28,250	28,603,125
Ferrellgas Partners, L.P.^	6.75%	5/1/2014	15,950	15,431,625
Ferrellgas Partners, L.P.^	8.75%	6/15/2012	15,625	15,898,437
Inergy, L.P.+	8.25%	3/1/2016	6,450	6,643,500
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	23,050	21,897,500
Sonat, Inc.^	7.625%	7/15/2011	18,000	18,630,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	36,000	38,880,000
Total				219,118,562
Health Services 3.45%
Alliance Imaging, Inc.^	7.25%	12/15/2012	10,150	8,855,875
AmeriPath, Inc.	10.50%	4/1/2013	23,000	24,380,000
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	11,700	11,290,500
CDRV Investors, Inc.**^	0.00%/9.625%	1/1/2010 & 2015	15,000	10,275,000
DaVita, Inc.^	7.25%	3/15/2015	10,500	10,605,000
Fresenius Medical Capital Trust II	7.875%	2/1/2008	15,000	15,412,500
Hanger Orthopedic Group, Inc.^	10.375%	2/15/2009	17,000	17,297,500
HCA Inc.^	6.375%	1/15/2015	22,250	21,766,619
National Mentor, Inc.	9.625%	12/1/2012	12,000	13,620,000
National Nephrology Assoc. Inc+	9.00%	11/1/2011	9,000	9,904,050
Omnicare, Inc.^	6.875%	12/15/2015	9,525	9,548,812
Select Medical Corp.	7.625%	2/1/2015	5,225	4,741,687
Stewart Enterprises, Inc.+	7.75%	2/15/2013	7,500	7,237,500
Tenet Healthcare Corp.	7.375%	2/1/2013	40,000	36,700,000
Tenet Healthcare Corp.+	9.50%	2/1/2015	28,700	28,843,500
Tenet Healthcare Corp.^	9.875%	7/1/2014	10,000	10,175,000
Triad Hospitals, Inc.^	7.00%	11/15/2013	16,650	16,483,500
Vanguard Health Holdings Co. II LLC^	9.00%	10/1/2014	18,125	18,623,438
Total				275,760,481

Hotels 1.19%
FelCor Lodging Trust Inc.	9.00%	6/1/2011	15,000	16,500,000
Gaylord Entertainment Co.	6.75%	11/15/2014	15,000	14,700,000
Host Marriott L.P.^	6.375%	3/15/2015	17,250	17,055,938
Host Marriott L.P.^	7.00%	8/15/2012	20,000	20,525,000

See Notes to Schedule of Investments.

	Interest	Maturity		Principal Amount
Investments	Rate	Date		(000)	Value

Host Marriott L.P.	9.25%	10/1/2007		$25,000	$26,312,500
Total					95,093,438

Household & Leisure Products 0.15%
ACCO Brands Corp.^	7.625%	8/15/2015		12,525	11,961,375

Investments & Miscellaneous Financial Services 0.62%
Dow Jones CDX HY+	7.75%	12/29/2009		49,000	49,551,250

Leisure 0.63%
Gaylord Entertainment Co.^	8.00%	11/15/2013		31,000	32,472,500
Six Flags, Inc.^	9.625%	6/1/2014		8,750	8,859,375
Universal City Development Partners, Ltd.^	11.75%	4/1/2010		8,000	8,860,000
Total					50,191,875

Machinery 0.96%
Briggs & Stratton Corp.	8.875%	3/15/2011		10,000	11,100,000
Case New Holland Inc.	9.25%	8/1/2011		10,000	10,725,000
Dresser, Inc.	9.375%	4/15/2011		15,000	15,750,000
Gardner Denver, Inc.	8.00%	5/1/2013		12,675	13,372,125
JLG Industries, Inc.	8.25%	5/1/2008		15,000	15,787,500
Manitowoc Co., Inc. (The)	7.125%	11/1/2013		10,000	10,250,000
Total					76,984,625

Media: Broadcast 1.57%
Allbritton Communications Co.	7.75%	12/15/2012		65,000	65,650,000
Lin Television Corp.^	6.50%	5/15/2013		10,075	9,520,875
Paxson Communications Corp.+	10.777%#	1/15/2013		10,000	9,950,000
Radio One, Inc.^	6.375%	2/15/2013		10,000	9,550,000
Sinclair Broadcast Group, Inc.^	8.00%	3/15/2012		20,032	20,532,800
Sinclair Broadcast Group, Inc.	8.75%	12/15/2011		10,000	10,562,500
Total					125,766,175

Media: Cable 3.65%
CCH I, LLC^	11.00%	10/1/2015		53,225	44,509,406
CCH II, LLC	10.25%	9/15/2010		20,000	19,750,000
Century Communications Corp.(c)	8.375%	12/15/2007		8,000	7,800,000
Century Communications Corp.	9.50%	3/1/2005	(h)	40,000	39,400,000

See Notes to Schedule of Investments.

	Interest	Maturity	Principal Amount
Investments	Rate	Date	(000)	Value

DIRECTV Holdings LLC^	6.375%	6/15/2015	$25,000	$24,812,500
DIRECTV Holdings LLC^	8.375%	3/15/2013	16,900	18,125,250
Echostar DBS Corp.	6.375%	10/1/2011	20,000	19,650,000
Echostar DBS Corp.+	7.125%	2/1/2016	25,000	24,718,750
Frontiervision L.P.(c)	11.875%	9/15/2007	20,000	24,875,000
Frontiervision L.P. Series B(c)	11.875%	9/15/2007	10,000	12,437,500
Mediacom Broadband LLC^	8.50%	10/15/2015	14,400	13,896,000
Mediacom Communications Corp.^	9.50%	1/15/2013	42,500	42,287,500
Total				292,261,906

Media: Services 0.65%
Interpublic Group of Cos., Inc. (The)^	6.25%	11/15/2014	14,820	12,671,100
Interpublic Group of Cos., Inc. (The)^	7.25%	8/15/2011	10,000	9,475,000
Warner Music Group Corp.	7.375%	4/15/2014	30,000	29,850,000
Total				51,996,100

Metals/Mining Excluding Steel 0.61%
Foundation PA Coal Co.^	7.25%	8/1/2014	10,000	10,200,000
Novelis Inc.+(b)	7.75%	2/15/2015	15,000	14,475,000
Peabody Energy Corp.^	5.875%	4/15/2016	15,000	14,362,500
Timken Co. (The)	5.75%	2/15/2010	10,000	9,875,280
Total				48,912,780

Non-Electric Utilities 0.18%
SEMCO Energy, Inc.	7.75%	5/15/2013	14,050	14,631,839

Non-Food & Drug Retailers 0.74%
Bon-Ton Stores, Inc. (The)+^	10.25%	3/15/2014	15,800	15,278,600
Couche-Tard U.S. L.P.	7.50%	12/15/2013	14,000	14,420,000
GSC Holdings Corp.+^	8.00%	10/1/2012	2,375	2,369,063
Neiman Marcus Group, Inc. (The) PIK+^	9.00%	10/15/2015	14,150	15,034,375
Toys “R” Us, Inc.	7.625%	8/1/2011	15,000	12,525,000
Total				59,627,038

Office Equipment 0.13%
Xerox Corp.^	6.875%	8/15/2011	10,000	10,312,500

See Notes to Schedule of Investments.

	Interest	Maturity	Principal Amount
Investments	Rate	Date	(000)	Value

Oil Field Equipment & Services 0.67%
Grant Prideco, Inc.^	6.125%	8/15/2015	$10,000	$9,800,000
Hanover Compressor Co.	7.50%	4/15/2013	3,925	3,944,625
Hanover Compressor Co.^	8.625%	12/15/2010	12,075	12,724,031
Hanover Compressor Co.	9.00%	6/1/2014	6,150	6,642,000
J. Ray McDermott, S.A.+	11.50%	12/15/2013	10,000	11,725,000
Pride Int’l., Inc.	7.375%	7/15/2014	8,000	8,440,000
Total				53,275,656

Packaging 1.94%
Crown Cork & Seal Inc.	7.375%	12/15/2026	47,425	44,342,375
Graham Packaging Co., Inc.^	8.50%	10/15/2012	17,795	18,061,925
Owens-Brockway Glass Container Inc.	7.75%	5/15/2011	25,000	26,187,500
Owens-Brockway Glass Container Inc.	8.875%	2/15/2009	35,000	36,618,750
Owens Illinois, Inc.^	7.50%	5/15/2010	23,000	23,402,500
Vitro Envases Norteamerica, S.A. de C.V.+(b)	10.75%	7/23/2011	6,000	6,330,000
Total				154,943,050

Pharmaceuticals 0.98%
Angiotech Pharmaceuticals, Inc.+(b)	7.75%	4/1/2014	15,750	15,986,250
Mylan Laboratories Inc.^	6.375%	8/15/2015	20,000	20,200,000
Warner Chilcott plc+	9.25%	2/1/2015	42,000	41,895,000
Total				78,081,250

Printing & Publishing 1.96%
Clarke American Corp.+	11.75%	12/15/2013	10,000	10,225,000
Dex Media, Inc.**^	0.00%/9.00%	11/15/2008 & 2013	15,000	12,750,000
Dex Media West LLC	9.875%	8/15/2013	25,394	28,219,083
Houghton Mifflin Co.**^	0.00%/11.50%	10/15/2008 & 2013	32,500	27,868,750
Houghton Mifflin Co.	9.875%	2/1/2013	29,000	31,320,000
PRIMEDIA, Inc.^	8.875%	5/15/2011	15,000	14,700,000
R.H. Donnelley Corp.^	6.875%	1/15/2013	22,150	20,821,000
R.H. Donnelley Inc.	10.875%	12/15/2012	10,000	11,137,500
Total				157,041,333

Railroads 0.29%
Union Pacific Corp.^	3.625%	6/1/2010	25,000	23,295,975

See Notes to Schedule of Investments.

	Interest	Maturity	Principal Amount
Investments	Rate	Date	(000)	Value

Restaurants 0.51%
Denny’s Corp./Denny’s Holdings Inc.^	10.00%	10/1/2012	$15,500	$16,081,250
Friendly Ice Cream Corp.^	8.375%	6/15/2012	14,000	12,740,000
Landry’s Restaurants, Inc.^	7.50%	12/15/2014	12,000	11,640,000
Total				40,461,250

Software/Services 1.47%
Electronic Data Systems Corp.	6.50%	8/1/2013	35,000	35,644,385
SERENA Software Inc.+^	10.375%	3/15/2016	8,950	9,419,875
SunGard Data Systems Inc.+	9.125%	8/15/2013	25,000	26,562,500
SunGard Data Systems Inc.+	10.25%	8/15/2015	25,000	26,437,500
Unisys Corp.^	6.875%	3/15/2010	10,000	9,775,000
Unisys Corp.^	8.00%	10/15/2012	10,000	9,875,000
Total				117,714,260

Steel Producers/Products 0.48%
AK Steel Holding Corp.	7.75%	6/15/2012	15,000	15,243,750
Allegheny Ludlum Corp.	6.95%	12/15/2025	15,000	15,525,000
Century Aluminum Co.^	7.50%	8/15/2014	7,550	7,889,750
Total				38,658,500

Support: Services 2.05%
Hertz Corp. (The)+	8.875%	1/1/2014	20,000	20,850,000
Hertz Corp. (The)+^	10.50%	1/1/2016	10,500	11,445,000
Iron Mountain Inc.^	6.625%	1/1/2016	37,000	34,965,000
Iron Mountain Inc.	7.75%	1/15/2015	50,000	50,625,000
Iron Mountain, Inc.^	8.625%	4/1/2013	15,000	15,675,000
United Rentals (North America) Inc.^	7.75%	11/15/2013	16,830	16,914,150
Williams Scotsman, Inc.	8.50%	10/1/2015	13,250	13,597,813
Total				164,071,963

Telecom: Fixed Line 0.37%
Level 3 Communications, Inc.	11.25%	3/15/2010	10,000	9,725,000
Level 3 Financing, Inc.	10.75%	10/15/2011	20,000	20,150,000
Total				29,875,000

Telecom: Integrated/Services 2.55%
Cincinnati Bell, Inc.	8.375%	1/15/2014	54,000	55,147,500
Intelsat, Ltd.^(b)	8.25%	1/15/2013	22,750	23,261,875

See Notes to Schedule of Investments.

	Interest	Maturity	Principal Amount
Investments	Rate	Date	(000)	Value

Qwest Capital Funding, Inc.	7.90%	8/15/2010	$75,000	$78,375,000
Qwest Communications Int’l., Inc.^	7.25%	2/15/2011	34,000	35,020,000
Syniverse Technologies Inc.	7.75%	8/15/2013	12,000	12,075,000
Total				203,879,375

Telecom: Wireless 1.77%
Airgate PCS, Inc.	8.35%#	10/15/2011	12,000	12,465,000
Airgate PCS, Inc.^	9.375%	9/1/2009	9,200	9,694,395
Airgate PCS, Inc.+^	9.375%	9/1/2009	5,000	5,268,750
Alamosa Delaware, Inc.	11.00%	7/31/2010	15,000	16,762,500
Centennial Communications Corp.	10.125%	6/15/2013	13,175	14,459,562
Dobson Communications Corp.	8.875%	10/1/2013	5,775	5,832,750
Nextel Partners, Inc.^	8.125%	7/1/2011	27,200	28,900,000
Rural Cellular Corp.	9.75%	1/15/2010	20,225	20,629,500
UbiquiTel Operating Co.	9.875%	3/1/2011	15,000	16,462,500
Wind Acquisition Finance S.A.+(b)	10.75%	12/1/2015	10,000	10,850,000
Total				141,324,957

Telecommunications Equipment 0.19%
Lucent Technologies Inc.^	6.45%	3/15/2029	17,000	15,427,500

Theaters & Entertainment 0.68%
AMC Entertainment, Inc.^	8.00%	3/1/2014	25,000	22,437,500
AMC Entertainment, Inc.	11.00%	2/1/2016	10,000	10,375,000
Carmike Cinemas, Inc. Class A^	7.50%	2/15/2014	9,550	8,809,875
Cinemark USA, Inc.	9.00%	2/1/2013	11,775	12,569,813
Total				54,192,188

Transportation Excluding Air/Rail 0.59%
Briston Group, Inc.^	6.125%	6/15/2013	17,525	16,561,125
CHC Helicopter Corp. Class A(b)	7.375%	5/1/2014	15,000	15,375,000
Hornbeck Offshore Services, Inc.+	6.125%	12/1/2014	3,000	2,895,000
Hornbeck Offshore Services, Inc.^	6.125%	12/1/2014	12,790	12,342,350
Total				47,173,475
Total High Yield Corporate Notes & Bonds (cost $5,278,533,031)				5,312,591,773

See Notes to Schedule of Investments.

	Interest	Maturity	Principal Amount
Investments	Rate	Date	(000)	Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.25%

Credit Suisse First Boston
Mortgage Securities Corp. Series
1998-C2 Class A2 (cost $19,248,683)	6.30%	11/11/2030	$19,719	$20,102,319

U.S. TREASURY OBLIGATIONS 3.32%

U.S. Treasury Note	4.375%	5/15/2007	40000	39,796,880
U.S. Treasury Note	4.50%	2/15/2016	25,000	24,322,275
U.S. Treasury Note	4.625%	5/15/2006	50,000	50,007,850
U.S. Treasury Note	5.00%	2/15/2011	150,000	151,265,700
Total U.S. Treasury Obligations (cost $271,369,816)				265,392,705

	Shares
	(000)

WARRANT 0.00%

Software/Services 0.00%
Interpath Communications Warrants Expiring 5/21/2007* (cost $0)	—	(d)	—	(e)

Total Long-Term Investments (cost $7,688,234,403)			7,830,546,728

SHORT-TERM INVESTMENTS 9.31%

Collateral for Securities on Loan 8.27%
State Street Navigator Securities Lending Prime Portfolio 4.71%(g)	661,478		661,477,734

See Notes to Schedule of Investments.

	Principal Amount
Investments	(000)	Value

Repurchase Agreement 1.04%

Repurchase Agreement dated 3/31/2006, 4.10% due 4/3/2006 with State Street Bank & Trust Co. collateralized by $30,280,000 of Federal Home Loan Bank at 4.125% to 4.875% due from 5/15/2007 to 4/18/2008 and $52,825,000 of Federal National Mortgage Assoc. at 6.00% due 5/15/2008; value: $85,250,426; proceeds: $83,605,978	$83,577	$83,577,423
Total Short-Term Investments (cost $745,055,157)		745,055,157
Total Investments in Securities 107.21% (cost $8,433,289,560)		8,575,601,885

Liabilities in Excess of Foreign Cash and Other Assets (7.21%)		(576,935,995)

Net Assets 100.00%		$7,998,665,890

*	Non-income producing security.
**	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate at March 31, 2006.
^	All (or a portion of security) on loan. As of March 31, 2006, the value of securities loaned for the Fund is $647,368,607.
These loans are collateralized by cash of $661,477,734, which is invested in a restricted money market account. See Note 2.
(a)

Bond issued by a foreign entity, denominated in Euros and converted to U.S. dollars at period-end exchange rate. The value of these securities are 0.30% of total investments. The remaining securities, 99.70% of total investments, are invested in U.S. dollar-denominated securities.

(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Amount represents less than 1,000 shares.
(e)	Value is less than $1,000.
(f)	Securities purchased on a when-issued basis.
(g)	Rate shown reflects 7-day yield as of March 31, 2006.
(h)	Securities in default. Maturity date represents original maturity date.
PIK	Payment-in-kind.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company.  The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)     Securities Lending–The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund.  The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

(e)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)        Structured Securities–The Fund may invest in structured securities.  Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the “Reference”), or to relative changes in two or more References.  The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events.  Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

(g)     When-Issued or Forward Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment.  There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time the Fund makes commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value.  The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.  FEDERAL TAX INFORMATION

As of March 31, 2006, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$8,490,412,139
Gross unrealized gain	276,819,635
Gross unrealized loss	(191,629,889)
Net unrealized security gain	$85,189,746

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and other temporary tax adjustments.

4.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security.  Some of these securities may be those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.  Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 5% of its net assets in structured securities.  The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate or currency risk.  Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be volatile, less liquid and more difficult to price accurately and subject to additional credit risks.  Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index.  The Fund that invests in structured securities could lose more than the principal amount invested.

The Fund may invest up to 20% of its net assets in equity securities, which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities, which may present market liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Item 2:   Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:   Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of
EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2006